INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Increase in deferred tax liabilities	$ 1,174
Carryforward tax losses	83,000
Capital loss	32,234
Pointer Argentina [Member]
Carryforward tax losses	1,102
Pointer Argentina [Member] | Minimum [Member]
Carryforward tax losses, expiration date	2014
Pointer Argentina [Member] | Maximum [Member]
Carryforward tax losses, expiration date	2016
Shagrir Systems Limited [Member]
Carryforward tax losses	14,608
Pointer Mexico [Member]
Carryforward tax losses	$ 7,694
Pointer Mexico [Member] | Minimum [Member]
Carryforward tax losses, expiration date	2014
Pointer Mexico [Member] | Maximum [Member]
Carryforward tax losses, expiration date	2022